As filed with the Securities and Exchange Commission on August 26, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.7%
4,146,860	SoFi Professional Loan Program, Series 2013-1R	15.00%	# ^ ¥ @	12/17/2043	2,223,961

Total Asset Backed Obligations (Cost $3,833,413)					2,223,961

Collateralized Loan Obligations - 3.3%
1,000,000	Apidos Ltd., Series 2014-19A-D	4.02%	# ^	10/17/2026	982,403
1,000,000	ARES Ltd., Series 2014-1A-SUB	1.08%	# ^ @	04/17/2026	764,791
500,000	Babson Ltd., Series 2014-3A-D2	4.58%	# ^	01/15/2026	501,988
750,000	Babson Ltd., Series 2014-3A-E2	6.78%	# ^	01/15/2026	761,253
1,000,000	BlueMountain Ltd., Series 2012-2A-C	2.92%	# ^	11/20/2024	998,770
1,000,000	Brookside Mill Ltd., Series 2013-1A-D	3.32%	# ^	04/17/2025	944,817
500,000	Cent Ltd., Series 2014-22A-C	4.03%	# ^	11/07/2026	483,702
250,000	Finn Square Ltd., Series 2012-1A-C	3.88%	# ^	12/24/2023	250,564
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.47%	# ^	04/17/2022	2,006,634
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	3.93%	# ^	10/22/2025	461,336
1,500,000	LCM LP, Series 11A-INC	9.09%	# ^ @	04/19/2022	1,030,032
500,000	Nautique Funding Ltd., Series 2006-1A-C	1.98%	# ^	04/15/2020	488,094
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	3.93%	# ^	11/14/2026	486,517
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.88%	# ^	11/14/2026	1,014,039
500,000	Thacher Park Ltd., Series 2014-1A-D1	3.81%	# ^	10/20/2026	484,764

Total Collateralized Loan Obligations (Cost $12,173,874)					11,659,704

Non-Agency Commercial Mortgage Backed Obligations - 5.3%
450,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	452,528
600,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	521,873
4,987,984	Citigroup Commerical Mortgage Trust, Series 2015-GC27-XA	1.60%	# I/O	02/10/2048	509,962
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KYO-F	3.69%	# ^	06/11/2027	500,930
1,127,250	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	805,307
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	812,402
2,415,590	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^ ¥	08/10/2047	715,256
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	# ^ ¥	08/10/2047	–
550,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-D	2.87%	^	02/10/2048	429,713
500,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	508,186
500,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.66%	#	11/10/2047	497,901
35,030,053	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.93%	# I/O	06/15/2045	2,513,038
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	# ^	04/15/2047	2,727,427
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	# ^	04/15/2047	1,137,723
6,202,105	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	# ^ ¥	04/15/2047	2,034,911
5,517,541	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.33%	# I/O	01/15/2048	398,568
500,000	JPMBB Commerical Mortgage Securities Trust, Series 2015-C27-D	3.98%	# ^	02/15/2048	418,434
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15-D	5.06%	# ^	04/15/2047	470,319
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	476,824
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	395,871
500,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	505,415
525,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	# ^	07/13/2029	495,118
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	512,063
554,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	573,758

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $19,171,580)					18,413,527

Non-Agency Residential Collateralized Mortgage Obligations - 47.0%
3,632,567	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.04%	#	03/25/2036	2,810,706
1,936,540	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,802,082
2,996,744	Banc of America Funding Corporation, Series 2006-A-4A1	2.73%	#	02/20/2036	2,531,673
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	5.64%	# ^	06/26/2036	4,263,894
2,160,858	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	# ^	07/26/2037	1,974,572
3,642,163	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	3,132,774
3,215,981	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,759,241
3,648,116	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,791,721
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-1A14	5.50%		04/25/2036	1,843,947
1,242,654	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	19.15%	# ^ I/F	10/25/2035	1,597,056
4,266,257	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,593,625
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	6.32%	# ^	09/25/2035	5,621,629
4,810,619	CitiMortgage Alternative Loan Trust, Series 2007-A4-IA6	5.75%		04/25/2037	4,156,139
3,714,840	CitiMortgage Alternative Loan Trust, Series 2007-A6-IA16	6.00%		06/25/2037	3,280,052
2,505,411	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.29%	#	02/25/2036	2,063,183
529,103	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.95%	#I/F	02/25/2036	666,085
4,266,090	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	3,709,472
5,132,956	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	3,061,367
1,504,864	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,463,415

1,444,407	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	1,396,310
2,213,606	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	2.56%	#	11/25/2037	1,970,311
4,053,642	GSAA Home Equity Trust, Series 2007-8-A2	0.54%	#	08/25/2037	3,679,447
2,253,575	IndyMac Mortgage Loan Trust, Series 2005-AR1-2A1	2.75%	#	11/25/2035	2,037,378
3,482,525	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	4.38%	#	11/25/2035	2,962,215
1,725,899	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	1,683,650
5,132,486	JP Morgan Resecuritization Trust, Series 2011-1-1A10	6.61%	# ^	12/26/2036	4,401,387
6,641,944	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	# ^	06/26/2037	5,699,121
3,187,281	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	3,181,643
2,993,240	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,424,061
2,126,109	Lehman XS Trust, Series 2005-2-1A2	0.88%	#	08/25/2035	2,025,466
1,951,280	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	1,808,928
5,023,133	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	4,696,335
2,768,937	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	2,413,045
2,667,930	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	2,465,268
4,287,296	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	3,903,708
3,041,597	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	2,579,119
3,624,404	Residential Accredit Loans, Inc., Series 2006-QS6-1A5	5.75%		06/25/2036	2,999,162
6,278,537	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	5,173,816
1,611,467	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,384,144
6,438,549	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	5,366,035
2,746,893	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.52%	#	04/25/2037	1,785,901
2,908,111	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,410,228
625,756	Residential Accredit Loans, Inc., Series 2007-QS6-A2	54.03%	#I/F	04/25/2037	1,493,387
2,129,208	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.91%	#I/F I/O	07/25/2036	677,976
2,105,279	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,219,654
5,660,428	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	4,740,699
3,173,453	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	2,348,361
1,675,017	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	1,420,776
3,560,915	Residential Funding Mortgage Securities Trust, Series 2006-S5-A9	6.00%		06/25/2036	3,285,307
1,970,477	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,831,292
2,393,984	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	2,118,446
5,000,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	5,123,115
3,065,301	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	2.43%	#	02/25/2036	2,714,713
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	6,365,593
5,603,503	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.79%	#	10/25/2036	3,985,458
5,826,164	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	5,678,741

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $154,289,471)					164,572,829

US Government / Agency Mortgage Backed Obligations - 58.6%
1,506,586	Federal Home Loan Mortgage Corporation, Series 3211-SI	26.89%	#I/F I/O	09/15/2036	1,200,048
3,122,499	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.51%	#I/F I/O	11/15/2036	643,839
2,101,342	Federal Home Loan Mortgage Corporation, Series 3256-S	6.50%	#I/F I/O	12/15/2036	421,523
1,618,090	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.91%	#I/F I/O	03/15/2037	255,347
12,924,391	Federal Home Loan Mortgage Corporation, Series 3297-BI	6.57%	#I/F I/O	04/15/2037	2,586,862
9,373,017	Federal Home Loan Mortgage Corporation, Series 3311-BI	6.57%	#I/F I/O	05/15/2037	1,675,117
9,280,161	Federal Home Loan Mortgage Corporation, Series 3311-IA	6.22%	#I/F I/O	05/15/2037	1,822,791
2,803,627	Federal Home Loan Mortgage Corporation, Series 3314-SH	6.21%	#I/F I/O	11/15/2036	434,101
663,431	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.54%	#I/F ‡	05/15/2037	847,861
2,681,787	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.36%	#I/F I/O	06/15/2037	413,943
1,030,973	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.36%	#I/F I/O	07/15/2037	136,547
6,172,287	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.95%	#I/F I/O	07/15/2037	1,231,593
3,607,750	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.26%	#I/F I/O	10/15/2037	508,456
1,995,986	Federal Home Loan Mortgage Corporation, Series 3382-SU	6.11%	#I/F I/O	11/15/2037	266,915
10,985,090	Federal Home Loan Mortgage Corporation, Series 3404-SA	5.81%	#I/F I/O	01/15/2038	1,923,039
1,621,239	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.46%	#I/F I/O	03/15/2038	168,839
9,791,675	Federal Home Loan Mortgage Corporation, Series 3435-S	5.79%	#I/F I/O	04/15/2038	1,626,138
2,101,223	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.46%	#I/F I/O	02/15/2039	348,185
3,030,443	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.81%	#I/F I/O	05/15/2040	463,043
7,979,597	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.26%	#I/F I/O	09/15/2040	856,350
22,792,881	Federal Home Loan Mortgage Corporation, Series 3736-SN	5.86%	#I/F I/O	10/15/2040	4,228,980
8,629,239	Federal Home Loan Mortgage Corporation, Series 3753-SB	5.81%	#I/F I/O ‡	11/15/2040	1,696,375
10,280,996	Federal Home Loan Mortgage Corporation, Series 3780-SM	6.31%	#I/F I/O	12/15/2040	2,023,758
4,169,001	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.66%	#I/F I/O	02/15/2041	618,911
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	21.83%	#I/F	08/15/2041	2,002,335
3,239,036	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.81%	#I/F I/O	09/15/2041	451,627
7,214,245	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%	‡	02/15/2042	7,152,267
478,107	Federal Home Loan Mortgage Corporation, Series 4011-S	7.20%	#I/F	03/15/2042	489,853
6,588,450	Federal Home Loan Mortgage Corporation, Series 4064-SA	5.81%	#I/F I/O	06/15/2042	1,458,762
4,128,504	Federal Home Loan Mortgage Corporation, Series 4155-GS	5.24%	#I/F	01/15/2033	3,815,109
16,439,667	Federal Home Loan Mortgage Corporation, Series 4217-CS	5.06%	#I/F	06/15/2043	13,549,105
5,403,993	Federal Home Loan Mortgage Corporation, Series 4225-BS	11.38%	#I/F ‡	12/15/2040	5,920,066
9,680,226	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.71%	#I/F I/O	01/15/2054	1,627,299
18,738,479	Federal Home Loan Mortgage Corporation, Series 4302-GS	5.96%	#I/F I/O	02/15/2044	3,682,448
2,167,157	Federal Home Loan Mortgage Corporation, Series 4370-CS	8.33%	#I/F	09/15/2041	2,142,096

1,331,582	Federal National Mortgage Association, Series 2005-104-SI	6.51%	#I/F I/O	12/25/2033	77,784
619,240	Federal National Mortgage Association, Series 2005-72-WS	6.56%	#I/F I/O	08/25/2035	102,158
6,031,896	Federal National Mortgage Association, Series 2005-90-SP	6.56%	#I/F I/O	09/25/2035	978,932
2,829,499	Federal National Mortgage Association, Series 2006-117-SQ	6.36%	#I/F I/O	12/25/2036	429,519
1,679,108	Federal National Mortgage Association, Series 2006-119-HS	6.46%	#I/F I/O	12/25/2036	263,334
13,060,746	Federal National Mortgage Association, Series 2006-123-CI	6.55%	#I/F I/O	01/25/2037	2,705,338
5,059,863	Federal National Mortgage Association, Series 2006-60-YI	6.38%	#I/F I/O	07/25/2036	1,167,295
6,159,560	Federal National Mortgage Association, Series 2007-15-BI	6.51%	#I/F I/O	03/25/2037	1,178,512
3,163,984	Federal National Mortgage Association, Series 2007-20-S	6.55%	#I/F I/O	03/25/2037	455,242
1,656,125	Federal National Mortgage Association, Series 2007-21-SD	6.29%	#I/F I/O	03/25/2037	225,279
2,458,924	Federal National Mortgage Association, Series 2007-30-IE	6.55%	#I/F I/O	04/25/2037	615,892
7,358,989	Federal National Mortgage Association, Series 2007-32-SA	5.91%	#I/F I/O	04/25/2037	1,150,795
3,486,813	Federal National Mortgage Association, Series 2007-40-SA	5.91%	#I/F I/O	05/25/2037	467,529
1,693,244	Federal National Mortgage Association, Series 2007-48-SE	5.91%	#I/F I/O	05/25/2037	230,782
2,310,495	Federal National Mortgage Association, Series 2007-64-LI	6.37%	#I/F I/O	07/25/2037	384,755
1,626,675	Federal National Mortgage Association, Series 2007-68-SA	6.46%	#I/F I/O	07/25/2037	219,283
15,376,471	Federal National Mortgage Association, Series 2007-75-PI	6.35%	#I/F I/O	08/25/2037	3,042,143
9,567,310	Federal National Mortgage Association, Series 2008-33-SA	5.81%	#I/F I/O	04/25/2038	1,493,213
7,014,354	Federal National Mortgage Association, Series 2008-42-SC	5.71%	#I/F I/O	05/25/2038	1,066,613
1,644,045	Federal National Mortgage Association, Series 2008-5-GS	6.06%	#I/F I/O	02/25/2038	263,606
5,985,395	Federal National Mortgage Association, Series 2008-62-SD	5.86%	#I/F I/O	07/25/2038	820,248
3,844,080	Federal National Mortgage Association, Series 2008-68-SB	5.91%	#I/F I/O	08/25/2038	521,036
1,819,045	Federal National Mortgage Association, Series 2009-111-SE	6.06%	#I/F I/O	01/25/2040	226,697
2,767,943	Federal National Mortgage Association, Series 2009-12-CI	6.41%	#I/F I/O	03/25/2036	555,912
2,246,054	Federal National Mortgage Association, Series 2009-26-SM	6.16%	#I/F I/O	08/25/2038	178,100
1,980,406	Federal National Mortgage Association, Series 2009-47-SA	5.91%	#I/F I/O	07/25/2039	247,823
1,240,023	Federal National Mortgage Association, Series 2009-48-WS	5.76%	#I/F I/O	07/25/2039	147,170
833,723	Federal National Mortgage Association, Series 2009-67-SA	4.96%	#I/F I/O	07/25/2037	73,901
2,265,524	Federal National Mortgage Association, Series 2009-87-SA	5.81%	#I/F I/O	11/25/2049	315,365
3,348,269	Federal National Mortgage Association, Series 2009-91-SD	5.96%	#I/F I/O	11/25/2039	392,293
332,945	Federal National Mortgage Association, Series 2010-109-BS	52.98%	#I/F ‡	10/25/2040	1,221,712
1,209,110	Federal National Mortgage Association, Series 2010-115-SD	6.41%	#I/F I/O	11/25/2039	170,537
2,496,954	Federal National Mortgage Association, Series 2010-11-SC	4.61%	#I/F I/O	02/25/2040	238,715
6,553,415	Federal National Mortgage Association, Series 2010-134-SE	6.46%	#I/F I/O	12/25/2025	1,042,101
15,197,339	Federal National Mortgage Association, Series 2010-142-SC	6.41%	#I/F I/O	12/25/2040	3,250,939
6,772,323	Federal National Mortgage Association, Series 2010-150-MS	6.34%	#I/F I/O	01/25/2041	1,230,565
3,227,407	Federal National Mortgage Association, Series 2010-15-SL	4.76%	#I/F I/O	03/25/2040	381,902
1,309,884	Federal National Mortgage Association, Series 2010-19-SA	5.21%	#I/F I/O	03/25/2050	148,545
3,020,422	Federal National Mortgage Association, Series 2010-31-SB	4.81%	#I/F I/O	04/25/2040	329,901
4,441,807	Federal National Mortgage Association, Series 2010-39-SL	5.48%	#I/F I/O	05/25/2040	606,769
2,492,943	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	90,273
2,130,884	Federal National Mortgage Association, Series 2010-8-US	4.61%	#I/F I/O	02/25/2040	191,493
2,668,511	Federal National Mortgage Association, Series 2010-9-GS	4.56%	#I/F I/O	02/25/2040	223,656
4,431,856	Federal National Mortgage Association, Series 2011-114-S	5.81%	#I/F I/O	09/25/2039	712,213
3,277,091	Federal National Mortgage Association, Series 2011-146-US	6.74%	#I/F	01/25/2042	3,108,153
157,371	Federal National Mortgage Association, Series 2011-40-SA	9.53%	#I/F	09/25/2040	181,891
3,046,113	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	3,073,997
3,214,972	Federal National Mortgage Association, Series 2011-58-SA	6.36%	#I/F I/O	07/25/2041	557,819
3,102,837	Federal National Mortgage Association, Series 2011-5-PS	6.21%	#I/F I/O	11/25/2040	368,508
4,569,510	Federal National Mortgage Association, Series 2012-22-AZ	4.00%	‡	03/25/2042	4,669,050
3,381,261	Federal National Mortgage Association, Series 2012-29-SG	5.81%	#I/F I/O	04/25/2042	470,748
1,909,757	Federal National Mortgage Association, Series 2012-82-SC	7.20%	#I/F	08/25/2042	1,780,470
841,843	Federal National Mortgage Association, Series 2013-115-NS	11.50%	#I/F	11/25/2043	896,009
8,245,369	Federal National Mortgage Association, Series 2013-17-MS	5.18%	#I/F ‡	03/25/2043	7,216,565
4,134,825	Federal National Mortgage Association, Series 2013-18-BS	5.18%	#I/F ‡	03/25/2043	3,837,624
2,810,322	Federal National Mortgage Association, Series 2013-41-SC	5.72%	#I/F	05/25/2043	2,468,428
4,978,825	Federal National Mortgage Association, Series 2013-51-SH	5.72%	#I/F ‡	05/25/2033	4,534,861
13,040,686	Federal National Mortgage Association, Series 2013-55-KS	5.72%	#I/F ‡	06/25/2043	11,179,500
3,570,303	Federal National Mortgage Association, Series 2013-61-ZN	3.00%	‡	06/25/2033	3,430,577
12,669,053	Federal National Mortgage Association, Series 2013-83-US	4.81%	#I/F ‡	08/25/2043	11,851,215
933,188	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	198,049
2,172,912	Government National Mortgage Association, Series 2009-104-SD	6.17%	#I/F I/O	11/16/2039	351,396
1,066,591	Government National Mortgage Association, Series 2010-98-IA	5.88%	# I/O	03/20/2039	124,655
4,461,837	Government National Mortgage Association, Series 2011-56-BS	5.92%	#I/F I/O	11/16/2036	317,159
6,382,394	Government National Mortgage Association, Series 2011-56-KS	5.92%	#I/F I/O	08/16/2036	556,433
3,026,641	Government National Mortgage Association, Series 2011-69-SB	5.16%	#I/F I/O	05/20/2041	411,773
10,000,000	Government National Mortgage Association, Series 2011-70-WS	9.33%	#I/F	12/20/2040	11,155,355
4,782,040	Government National Mortgage Association, Series 2011-71-SG	5.21%	#I/F I/O	05/20/2041	743,648
5,432,995	Government National Mortgage Association, Series 2011-72-AS	5.19%	#I/F I/O	05/20/2041	759,880
6,262,147	Government National Mortgage Association, Series 2011-89-SA	5.26%	#I/F I/O	06/20/2041	938,217
2,615,745	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/F I/O	12/16/2039	614,220
8,451,745	Government National Mortgage Association, Series 2013-119-TZ	3.00%	‡	08/20/2043	7,756,115
11,238,567	Government National Mortgage Association, Series 2013-188-MS	5.37%	#I/F I/O	12/16/2043	1,806,431
58,981,198	Government National Mortgage Association, Series 2013-39-HS	4.56%	#I/F I/O ‡	03/20/2041	9,342,386
17,487,336	Government National Mortgage Association, Series 2014-39-SK	6.01%	#I/F I/O	03/20/2044	3,241,199

19,407,083	Government National Mortgage Association, Series 2014-59-DS	6.07	% #I/F I/O	04/16/2044	3,534,166
11,873,739	Government National Mortgage Association, Series 2014-63-SD	5.36	% #I/F I/O	04/20/2044	2,394,428
18,340,138	Government National Mortgage Association, Series 2014-69-ST	5.92	% #I/F I/O	12/16/2039	2,658,109

Total US Government / Agency Mortgage Backed Obligations (Cost $195,610,519)					205,054,432

Short Term Investments - 1.2%
1,431,022	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01	% ¿		1,431,022
1,431,022	Fidelity Institutional Government Portfolio	0.01	% ¿		1,431,022
1,431,021	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04	% ¿		1,431,021

Total Short Term Investments (Cost $4,293,065)					4,293,065

Total Investments - 116.1% (Cost $389,371,922)					406,217,518
Liabilities in Excess of Other Assets - (16.1)%					(56,181,711)

NET ASSETS - 100.0%					$350,035,807

#	Variable rate security. Rate disclosed as of June 30, 2015.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $64,732,728 or 18.5% of net assets.

¥	Illiquid security. At June 30, 2015, the value of these securities amounted to $4,974,128 or 1.4% of net assets.

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2015.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

‡	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

¿	Seven-day yield as of June 30, 2015

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments
Gross Tax Unrealized Appreciation	$389,425,421

Gross Tax Unrealized Depreciation	30,840,357
Net Tax Unrealized Appreciation (Depreciation)	(14,048,260)

$16,792,097

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government / Agency Mortgage Backed Obligations	58.6%
Non-Agency Residential Collateralized Mortgage Obligations	47.0%
Non-Agency Commercial Mortgage Backed Obligations	5.3%
Collateralized Loan Obligations	3.3%
Short Term Investments	1.2%
Asset Backed Obligations	0.7%
Other Assets and Liabilities	(16.1)%

100.0%

Reverse Repurchase Agreements
Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JP Morgan Securities LLC	0.84%	06/05/2015	07/06/2015	$21,873,000	$21,886,191
RBC Capital Markets LLC	0.95%	05/18/2015	08/17/2015	14,503,000	14,519,840
Bank of America Merrill Lynch	0.74%	06/26/2015	07/27/2015	10,850,000	10,851,115
JP Morgan Securities LLC	0.68%	04/17/2015	07/16/2015	6,768,000	6,777,518
Bank of America Merrill Lynch	0.79%	06/26/2015	07/27/2015	3,809,000	3,809,418

				$57,803,000	$57,844,082

The weighted average daily balance of reverse repurchase agreements during the reporting period ended June 30, 2015 was $74,876,267, at a weighted average interest rate of 0.82%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at June 30, 2015 was $74,030,545.

Summary of Fair Value Disclosure
June 30, 2015 (Unaudited)

Security Valuation. The Fund has adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities
Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of June 30, 2015, the Fund did not hold any investments in private investment funds.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value at June 30, 2015.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20151:

Category
Investments in Securities
Level 1
Money Market Funds	$4,293,065

Total Level 1	4,293,065
Level 2
US Government / Agency Mortgage Backed Obligations	205,054,432
Non-Agency Residential Collateralized Mortgage Obligations	144,279,249
Non-Agency Commercial Mortgage Backed Obligations	13,713,235
Collateralized Loan Obligations	11,659,704

Total Level 2	374,706,620
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	20,293,580

Non-Agency Commercial Mortgage Backed Obligations	4,700,292
Asset Backed Obligations	2,223,961

Total Level 3	27,217,833

Total	$406,217,518

Certain of the Fund’s assets/liabilities are held at face value, which approximates fair value for financial statement purposes. The following is a summary of such assets/liabilities as of June 30, 2015.

Other Financial Instruments
Level 1	$-

Level 2
Reverse Repurchase Agreements	57,844,082

Total Level 2	57,844,082
Level 3	-

Total	$57,844,082

See the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into and out of Level 1 during the period ended June 30, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Opportunistic Credit Fund	Balance as of 9/30/2014	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[4]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3 [3]	Transfers Out of Level 3 [3]	Balance as of 6/30/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2015[4]
Investments in Securities

Non-Agency Residential Collateralized Mortgage Obligations	$18,373,436	$118,578	$(522,827)	$231,252	$-	$(319,904)	$2,413,045	$-	$20,293,580	$(522,827)
Non-Agency Commercial Mortgage Backed Obligations	2,962,298	-	(212,131)	-	-	-	1,950,125	-	4,700,292	(212,131)
Asset Backed Obligations	3,514,879	-	(1,337,328)	46,410	-	-	-	-	2,223,961	(1,337,328)

Total	$24,850,613	$118,578	$(2,072,286)	$277,662	$-	$(319,904)	$4,363,170	$-	$27,217,833	$(2,072,286)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

4 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Opportunistic Credit Fund	Fair Value as of 3/31/2015 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$20,293,580	Market Comparables	Market Quotes	$59.95 - $101.53	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$4,700,292	Market Comparables	Yields	9.21% - 15.81%	Increase in yields would result in the decrease in the fair value of the security
Asset Backed Obligations	$2,223,961	Market Comparables	Market Quotes	$53.63	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title)         /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                                8/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

    Ronald R. Redell, President and Chief Executive Officer

Date                               8/26/15

By (Signature and Title)          /s/ Susan Nichols

 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                               8/26/15